Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	CAD (986)	CAD (291)	CAD 271
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	CAD (986)	CAD (291)